Note 2 - Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) [Table Text Block]
	For the years ended December 31,
	2014			2013			2012
(Dollars in thousands)	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
Securities available for sale:
Gross unrealized gains (losses) arising during the period	$38	(218)	256	(1,272)	(647)	(625)	(520)	0	(520)
Less reclassification of net gains included in net income	0	0	0	0	0	0	0	0	0
Net unrealized gains (losses) arising during the period	38	(218)	256	(1,272)	(647)	(625)	(520)	0	(520)
Other comprehensive income (loss)	$38	(218)	256	(1,272)	(647)	(625)	(520)	0	(520)